Supplement dated January 21, 2010 to your Prospectus dated May 1, 2009

Separate Account Eleven:

333-145655	HV-3739	Rescission Product

Supplement dated January 21, 2010 to your Prospectus dated May 1, 2009

FUND NAME CHANGE

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND – CLASS IB

Effective February 1, 2010, the Putnam VT International New Opportunities Fund Sub-Account is renamed Putnam VT International Growth Fund Sub-Account.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.